Sale Of Management & Consolidation/Deconsolidation of Navios Containers - Gain on Sale (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Gain Loss On Sale Of Investments [Abstract]
Cash consideration		$ 3,000
Less: Transaction fees		(1,088)
Proceeds received		1,912
Net liabilities derecognized		158,795
Loan payable to NSM assumed	$ 0	(141,795)	$ 0
Book value of general partner interest in Navios Partners		(3,212)
Book value of Other fixed assets		(6,213)
Lease liability, net		315
Increase in operating capital		7,890
Gain on sale		$ 9,802